Financial Instruments - Summary of Loss Allowance Provision (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 2.0	$ 3.0
Cost
Disclosure of provision matrix [line items]
Gross carrying amount	1,348.3	1,180.9
Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 2.6	$ 3.7
1–30
Disclosure of provision matrix [line items]
Expected loss rate	0.09%	0.12%
1–30 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 1,026.1	$ 864.7
1–30 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.1	$ 1.3
31–60
Disclosure of provision matrix [line items]
Expected loss rate	0.14%	0.16%
31–60 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 181.1	$ 160.3
31–60 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.3
61–90
Disclosure of provision matrix [line items]
Expected loss rate	0.34%	0.38%
61–90 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 56.3	$ 60.9
61–90 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.2
91–120
Disclosure of provision matrix [line items]
Expected loss rate	0.73%	0.76%
91–120 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 30.7	$ 25.9
91–120 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.3
121+
Disclosure of provision matrix [line items]
Expected loss rate	1.55%	1.52%
121+ | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 54.1	$ 69.1
121+ | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.9	$ 1.6